SCHEDULE OF VARIOUS CLASSES OF PROPERTY AND EQUIPMENT AND ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]	Leasehold Improvements [Member]
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	7 years	7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	7 years	7 years